BASIS OF PREPARATION (Details) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Reclassified items [member]
BASIS OF PREPARATION (Details) [Line Items]
Reclassification into financial assets at fair value through profit or loss	£ 2,274